Long-term debt - Schedule of long term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term Debt, Excluding Current Maturities [Abstract]
Equipment financing	$ 692,619	$ 420,541
Unamortized deferred financing costs	(3,514)	(4,371)
Less: current portion of long-term debt	(81,306)	(42,089)
Long-term portion of debt	611,313	378,452
Long-term Debt, Fiscal Year Maturity [Abstract]
2024	83,000
2025	64,300
2026	412,100
2027	28,800
2028 and thereafter	107,800
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	317,488	180,000
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	129,750	129,750
Equipment financing
Long-term Debt, Excluding Current Maturities [Abstract]
Equipment financing	220,466	85,931
Mortgage
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 28,429	$ 29,231